Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 26, 2011
Current assets:
Cash and cash equivalents	$ 3,127	$ 3,342
Accounts receivable	7,100	8,120
Inventories	143,475	141,843
Prepaids and other current assets	2,357	2,409
Total current assets	156,059	155,714
Property and equipment	25,796	26,270
Intangible assets	973	1,011
Other assets	2,339	1,328
Total non-current assets	29,108	28,609
Total assets	185,167	184,323
Current liabilities:
Bank indebtedness	61,557	61,928
Accounts payable	44,593	48,262
Accrued liabilities	12,991	9,092
Current portion of long-term debt	5,567	4,339
Total current liabilities	124,708	123,621
Long-term debt	45,398	45,976
Other long-term liabilities	3,433	3,386
Total long-term liabilities	48,831	49,362
Stockholders' equity:
Preferred stock - no par value, unlimited shares authorized, none issued
Additional paid-in capital	15,831	15,752
Accumulated deficit	(71,367)	(71,586)
Accumulated other comprehensive income	6,268	6,279
Total stockholders' equity	11,628	11,340
Total liabilities and stockholders' equity	185,167	184,323
Class A Common Stock
Stockholders' equity:
Common stock	22,283	22,282
Class B Common Stock
Stockholders' equity:
Common stock	$ 38,613	$ 38,613